Fair Value Measurements - Financial Assets Measured on a Recurring Basis (Details) - Fair Value Measurements Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets measured at fair value on a recurring basis
Total financial assets		$ 104,940
Total financial liabilities	$ 14,252
Royalty Fee Derivative Liability
Financial assets measured at fair value on a recurring basis
Total financial liabilities	13,620
Contingent Consideration
Financial assets measured at fair value on a recurring basis
Total financial liabilities	632
Level 1
Financial assets measured at fair value on a recurring basis
Total financial assets		96,648
Level 2
Financial assets measured at fair value on a recurring basis
Total financial assets		7,667
Level 3
Financial assets measured at fair value on a recurring basis
Total financial assets		625
Total financial liabilities	14,252
Level 3 | Royalty Fee Derivative Liability
Financial assets measured at fair value on a recurring basis
Total financial liabilities	13,620
Level 3 | Contingent Consideration
Financial assets measured at fair value on a recurring basis
Total financial liabilities	632
U.S. government agency securities
Financial assets measured at fair value on a recurring basis
Total financial assets		5,195
U.S. government agency securities | Level 1
Financial assets measured at fair value on a recurring basis
Total financial assets		5,195
U.S. treasury securities
Financial assets measured at fair value on a recurring basis
Total financial assets		2,993
U.S. treasury securities | Level 1
Financial assets measured at fair value on a recurring basis
Total financial assets		2,993
Commercial paper and corporate notes
Financial assets measured at fair value on a recurring basis
Total financial assets		6,669
Commercial paper and corporate notes | Contingent Consideration
Financial assets measured at fair value on a recurring basis
Total financial assets		4,472
Commercial paper and corporate notes | Level 2
Financial assets measured at fair value on a recurring basis
Total financial assets		6,669
Commercial paper and corporate notes | Level 3 | Contingent Consideration
Financial assets measured at fair value on a recurring basis
Total financial liabilities		4,472
Prepaid financial instrument in Prepaid manufacturing
Financial assets measured at fair value on a recurring basis
Total financial assets		625
Prepaid financial instrument in Prepaid manufacturing | Level 3
Financial assets measured at fair value on a recurring basis
Total financial assets		625
Cash equivalents
Financial assets measured at fair value on a recurring basis
Total financial assets	125,549	89,458
Cash equivalents | Level 1
Financial assets measured at fair value on a recurring basis
Total financial assets	$ 125,549	88,460
Cash equivalents | Level 2
Financial assets measured at fair value on a recurring basis
Total financial assets		$ 998